Borrowings and financing	12 Months Ended
Dec. 31, 2021
Borrowings and financing

17.	Borrowings and financing

17.1.	Debt breakdown
	Weighted average rate	2021	2020

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.59% per year	4,613	4,598
		4,613	4,598

Borrowings and financing
Local currency
BNDES		-	-
Working capital	CDI + 1.89% per year	2,737	2,689
Working capital	TR + 9.80 % per year	11	13
Swap contracts (note 17.7)	CDI – 0.08% per year	(1)	(2)
Unamortized borrowing costs		(11)	(13)
		2,736	2,687
Foreign currency (note 17.5)
Working capital	USD + 2.12% per year	448	271
Working capital	IBR 1M + 1.45%	276	-
Working capital	IBR 3M + 1.6%	959	1,534
Working capital Argentina	Pre: 39.52%	-	26
Credit letter		12	12
Swap contracts (note 17.7)	CDI + 1.70% per year	7	12
Swap contracts (note 17.7)	IBR 3M + 1.6%	-	1
Unamortized borrowing costs		-	(1)
		1,702	1,855
Total		9,051	9,140

Current assets		-	-
Non-current assets		1	11
Current liabilities		1,470	2,309
Non-current liabilities		7,582	6,842

17.2.	Changes in borrowings
At December 31, 2020	9,140
Additions	4,860
Accrued interest	500
Accrued swap	(7)
Mark-to-market	15
Monetary and exchange rate changes	20
Borrowing cost	15
Interest paid	(482)
Payments	(4,842)
Swap paid	(23)
Foreign currency translation adjustment	(145)
At December 31, 2021	9,051

At December 31, 2019	14,108
Additions	7,262
Accrued interest	755
Accrued swap	(343)
Mark-to-market	14
Adjustment to present value	115
Monetary and exchange rate changes	331
Borrowing cost	53
Interest paid	(774)
Payments	(5,125)
Swap paid	333
Foreign currency translation adjustment	173
Deconsolidation Sendas	(7,762)
At December 31, 2020	9,140

17.3.	Maturity schedule of non-current borrowings and financing
Year

From 1 to 2 years	2,724
From 2 to 3 years	1,689
From 3 to 4 years	1,334
From 4 to 5 years	1,252
After 5 years	599
Subtotal	7,598

Unamortized borrowing costs	(17)
Total	7,581

17.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2021	12.31.2020

15th Issue of Debentures – CBD	No preference	800	-	01/17/18	01/15/21	-	-	-	451
16th Issue of Debentures – CBD (1st series)	No preference	700	-	09/11/18	09/10/21	-	-	-	711
16th Issue of Debentures – CBD (2nd series)	No preference	500	-	09/11/18	09/12/22	-	-	-	521
17th Issue of Debentures - CDB	No preference	2,000	2,000,000	01/06/20	01/06/23	CDI + 1.45% per year	1,038	2,075	2,033
4th Issue of Promissory Notes – CBD	No preference	800	-	01/10/19	01/09/22	-	-	-	891
18th Issue of Debentures – CBD (1st series)	No preference	980	980,000	05/14/21	05/10/26	CDI + 1.70% per year	1,014	994	-
18th Issue of Debentures – CBD (2nd series)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,014	527	-
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,033,886	517	-
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,034,314	517	-
Borrowing cost							-	(17)	(9)
								4,613	4,598

Current liabilities								1,089	1,220
Non-current liabilities								3,524	3,378

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

The amortization of the 1st series of the 18th issuance of debentures occurs with payments in two installments in 2025 and 2026 with the semiannual remuneration and the 2nd series of the 18th issuance occurs with payments in two installments in 2027 and 2028 with the semiannual remuneration and for the 17th issuance the payment will be made in two installments in the years 2022 and 2023. The amortization and remuneration of the 5th issue of promissory notes will occur with an exclusive payment at maturity.

On January 17, 2018, CBD performed the 15th issuance of simple debentures, non-convertible into shares, unsecured, in a single series. The resources are used to increase working capital and to extend the indebtedness profile. The amount of R$ 800 matured on January 15, 2021, which accrued interest of 104.75% of CDI, and was fully paid at that date.

On September 11, 2018, CBD launched the 16th issuance of simple debentures, non-convertible to shares, unsecured, in two series. The proceeds were used to increase working capital and extend the indebtedness profile. The total amount of R$ 1,200, being the first series matured on September 10, 2021 and the second series matures on September 10, 2022, with interest of 106.00% of CDI for the first series and 107.40% for the second series with semiannually payment. These second series were paid in advance on November 10, 2021.

On December 17, 2018, CBD approved the 4th issue of promissory notes in a single series. The resources were used to increase working capital and extend the indebtedness profile. The total amount was R$800, and paid interest of 105.75% of CDI. The promissory note would mature on January 9, 2022 but was paid in advance on August 13, 2021.

On January 6, 2020, CBD launched the 17th issuance of simple debentures, non-convertible to shares, unsecured, in single series. The resources are used to increase working capital and to extend the indebtedness profile. The total amount of R$ 2,000 has two maturities on January 6, 2022 and 2023, with interest of CDI + 1.45% that will be paid semiannually.

On the second quarter of 2021, the 18th issuance of simple, non-convertible, unsecured debentures took place, in up to 2 series, with maturity between 5 and 7 years, in the amount of R$1,500 for public distribution with restricted placement efforts.

On July 20, 2021, the Company's Board of Directors approved its 5th issue of commercial promissory notes, in 2 series, with maturity between 4 and 5 years, in the total amount of R$1,000 for public distribution with efforts placement restrictions.

The debentures and promissory notes are used to reinforce working capital and/or lengthen the debt profile.

17.5.	Borrowings in foreign currencies

On December 31, 2021 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments.

17.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

17.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate in December 2021 was 4.42% (2.76% as of December 31, 2020).

17.8.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies and working capital, the Company is required to maintain certain debt financial covenants. In connection of the reorganization disclosed, certain conditions were renegotiated. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2021, GPA complied with these ratios.